TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Transactions With Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Senior Management [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 2,183	$ 1,912	$ 1,843
Number of individuals to which this benefit related	6	6	5
Director [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 356	$ 316	$ 233
Number of individuals to which this benefit related	7	7	7